OPERATING LEASES - Minimum Contractual Future Revenues to be Received (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 136,035
2021	16,745
2022	16,745
2023	16,745
2024	8,970
Total	$ 195,240